Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [X]:  Amendment Number: 03

This Amendment (Check only one):
[X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Madison Investment Advisors, Inc.
Address:  6411 Mineral Point Road, Madison, WI  53705
Form 13F File Number:  28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  W. Richard Mason
Title: General Counsel
Phone: 703-528-3600

Signature, Place, and Date of Signing
(signature)
W. Richard Mason
Arlington, Virginia
November 3, 1999

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  None
Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total: $305,143 (thousands)

List of Other Included Managers:  None

Form 13F Information Table

	           Title
                      of                Value     Shrs or          Investment Other         Voting Authority
Name of Issuer       Class    CUSIP	(x$1000)	prn amt  SH/PRN  Discretion Managers  Sole      Shared      None

Column 1	          Column 2 Column 3   Column 4	     Column 5    Column 6   Column 7      Column 8

Abbott Labs            COM   002824100    16230   442395 SH       SOLE                123570   127075   192405
American Express       COM   025816109     3215    23815 SH       SOLE                 13835     7795     2305
American Power Conv    COM   029066107      655    34450 SH       SOLE                 20500    13950
Associates First Cap-A COM   046008108     4151   115310 SH       SOLE                 65750    40545     9545
BMC Software Inc       COM   055921100     4859    67895 SH       SOLE                 38290    24555     5360
Boeing                 COM   097023105      288     6750 SH       SOLE                           6750
Bristol-Myers Squibb   COM   110122108    19334   286433 SH       SOLE                 64275    91931   130472
CVS Corp.              COM   126650100    19526   478436 SH       SOLE                120170   101166   257555
Cisco Systems, Inc.    COM   17275R102      953    13898 SH       SOLE                          13898
Computer Sciences      COM   205363104    20999   298655 SH       SOLE                 91655    70900   136545
Dayton Hudson          COM   239753106     3288    54745 SH       SOLE                 29265    20915     4775
Dentsply Int'l, Inc.   COM   249030107      427    18790 SH       SOLE                 10940     7850
Eastman Kodak          COM   277461109      482     6375 SH       SOLE                           6375
Expeditors Intl Wash   COM   302130109      411    12800 SH       SOLE                  7450     5350
Finova Group, Inc.     COM   317928109      356     9750 SH       SOLE                  6400     3350
Fiserv, Inc            COM   337738108      380    11689 SH       SOLE                  6725     4964
Freddie Mac            COM   313400301    24709   475171 SH       SOLE                120975   123580   231096
Intel Corp             COM   458140100     3641    49000 SH       SOLE                 26630    18010     4590
Johnson & Johnson      COM   478160104     4593    49995 SH       SOLE                 22945    23730     3495
Kansas City South Inds COM   485170104      403     8670 SH       SOLE                  4785     3885
Kroger, Co.            COM   501044101    18293   829136 SH       SOLE                227265   216650   386121
Lexmark Intl Grp Cl A  COM   529771107     4928    61215 SH       SOLE                 33800    22710     4975
Lucent Tech, Inc.      COM   549463107      467     7200 SH       SOLE                           7200
MBIA, Inc.             COM   55262C100      469    10050 SH       SOLE                  7075     2975
MCI Worldcom, Inc.     COM   55268B106    17760   247089 SH       SOLE                 71595    56869   118955
MGIC Investment        COM   552848103    20385   426910 SH       SOLE                128810   123765   174975
Marshall & Ilsley      COM   571834100      556     9751 SH       SOLE                  2000     7751
Martin Marietta Mat    COM   573284106      818    20470 SH       SOLE                 12775     7695
Mediaone Group, Inc.   COM   58440J104     3834    56131 SH       SOLE                 31665    19861     4870
Nabisco Holdings-Cl A  COM   629526104      650    18800 SH       SOLE                          18800
National City Corp     COM   635405103     4149   155465 SH       SOLE                 68425    76530    11130
Nike, Inc Cl B         COM   654106103     3479    61172 SH       SOLE                 35402    20890     5150
Officemax, Inc.        COM   67622M108      360    61900 SH       SOLE                 41600    20300
Pepsico                COM   713448108     5307   174010 SH       SOLE                 78240    83360    12920
Proctor & Gamble       COM   742718109      238     2540 SH       SOLE                           2540
Regions Financial Corp COM   758940100      476    15850 SH       SOLE                 10000     5850
Rogers Comm. Cl B      COM   775109200      468    27850 SH       SOLE                 15805    12045
Safeway, Inc.          COM   786514208    18017   473360 SH       SOLE                114920   118195   240700
Southtrust Corp        COM   844730101      478    13325 SH       SOLE                  9525     3800
Summit Bancorp         COM   866005101      317     9775 SH       SOLE                  9000      775
Telephone & Data Sys.  COM   879433100      624     7030 SH       SOLE                  4020     3010
Time Warner, Inc.      COM   887315109     3351    55165 SH       SOLE                 30540    19745     5155
Tyco Intl, Ltd.        COM   902124106    23390   226540 SH       SOLE                 61480    48985   116350
U.S. Cellular Corp.    COM   911684108      600     8825 SH       SOLE                  5000     3825
U.S. Industries, Inc.  COM   912080108     3223   204620 SH       SOLE                116600    72330    16590
Wells Fargo & Co       COM   949746101    27360   690481 SH       SOLE                170193   179635   341373
Xerox Corp             COM   984121103    16246   387390 SH       SOLE                106510   108845   172500